Leases - Schedule of Maturities of Operating Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Future minimum lease payments
Operating leases, payments due in 2018	$ 19,059
Operating leases, payments due in 2019	15,166
Operating leases, payments due in 2020	9,360
Operating leases, payments due in 2021	6,079
Operating leases, payments due in 2022	3,148
Operating leases, payments due thereafter	3,542
Total minimum operating lease commitments	$ 56,354